Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of oxford warrants

	December 31,	December 31,
	2022	2021
Oxford warrants	$6,567	$44,997

Schedule of conversion instruments

	December 31,	December 31,
	2022	2021
Conversion instruments	$1,605,429	$—

Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share units arrangement liability

	December 31,	December 31,
	2022	2021
Deferred share units	$578,061	$205,337

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share units arrangement liability

	December 31,	December 31,
	2022	2021
Performance share units	$44,753	$97,853